Fair Value Measurements (Investments Measured and Recognized at Fair Value) (Details) - EPB 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	$ 257,974,626	$ 286,136,143
Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	150,927,930	196,595,844
Fair Value Inputs Level 12 And 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	255,188,755	283,506,134
Fair Value Inputs Level 12 And 3 [Member] | Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	150,927,930	196,595,844
Fair Value Inputs Level 12 And 3 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	104,260,825	86,910,290
Fair Value, Inputs, Level 1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	255,188,755	283,506,134
Fair Value, Inputs, Level 1 [Member] | Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	150,927,930	196,595,844
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	104,260,825	86,910,290
Fair Value Inputs Level 2 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Inputs Level 2 [Member] | Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Inputs Level 2 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Inputs Level 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Inputs Level 3 [Member] | Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Inputs Level 3 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	0	0
Fair Value Measured At Net Asset Value Per Share [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan's assets at fair value	$ 2,785,871	$ 2,630,009